Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEOS ETF Trust
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
NEOS Bitcoin High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Bitcoin High Income ETF
Class Name	NEOS Bitcoin High Income ETF
Trading Symbol	BTCI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Bitcoin High Income ETF (the “Fund” or “BTCI”) for the period of June 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/btci/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/btci/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Bitcoin High Income ETF	$54	0.98%
[1],[2]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.98%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was -12.50% compared to the CME CF BTC-USD Reference Rate 4PM NY, which returned -16.64%. The Fund outperformed the CME CF BTC-USD Reference Rate 4PM NY, its reference index, during the Reporting Period. The  outperformance is attributed to the active laddered call strategy which added income to the Fund during the bitcoin sell-off.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	Since Inception (10/17/2024)
NEOS Bitcoin High Income ETF NAV	-12.50	-1.28	20.49
S&P 500® Total Return Index	16.64	17.88	15.48
CME CF BTC-USD Reference Rate 4PM NY	-16.64	-6.84	23.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/btci/ for more recent performance information. Visit https://neosfunds.com/btci/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 987,605,274
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 3,770,737
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$987,605,274
Number of Holdings	9
Net Advisory Fee	$3,770,737
Portfolio Turnover	10%
30-Day SEC Yield	2.76%
30-Day SEC Yield Unsubsidized	2.76%
Distribution Rate	34.85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
United States Treasury Bill	74.4%
VanEck Bitcoin ETF	13.5%
iShares Bitcoin Trust ETF	10.8%
First American Treasury Obligations Fund	2.0%
Northern U.S. Government Select Money Market Fund	0.2%
Cboe Bitcoin U.S. ETF Index Purchased/Written Options	-0.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.

Updated Prospectus Web Address	https://neosfunds.com/btci/
NEOS Enhanced Income 1-3 Month T-Bill ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income 1-3 Month T-Bill ETF
Class Name	NEOS Enhanced Income 1-3 Month T-Bill ETF
Trading Symbol	CSHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Enhanced Income 1-3 Month T-Bill ETF (the “Fund” or “CSHI”) for the period of June 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/cshi/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/cshi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Enhanced Income 1-3 Month T-Bill ETF	$23	0.38%
[3],[4]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.38%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 2.96% compared to its benchmark index, the Bloomberg U.S. Treasury Bills: 1-3 Months, which returned 2.47%. The Fund outperformed the Bloomberg U.S. Treasury Bills: 1-3 Months, its reference index for the Reporting Period. The  outperformance is attributed to the put options overlay, which generated additional monthly income for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	06/01/2025- 12/31/2025	1 Year	Since Inception (08/30/2022)
NEOS Enhanced Income 1-3 Month T-Bill ETF NAV	2.96	5.02	5.51
Bloomberg U.S. Aggregate Bond Index	4.74	7.30	3.27
Bloomberg U.S. Treasury Bills: 1-3 Months	2.47	4.29	4.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/cshi/ for more recent performance information. Visit https://neosfunds.com/cshi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 805,833,799
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 1,416,744
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$805,833,799
Number of Holdings	23
Net Advisory Fee	$1,416,744
Portfolio Turnover	0%
30-Day SEC Yield	3.35%
30-Day SEC Yield Unsubsidized	3.35%
Distribution Rate	5.05%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
United States Treasury Bill	99.1%
First American Treasury Obligations Fund	0.9%
Northern U.S. Government Select Money Market Fund	0.1%
S&P 500 Index Purchased/Written Options	0.0%*
[5]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.

Updated Prospectus Web Address	https://neosfunds.com/cshi/
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income 20+ Year Treasury Bond ETF
Class Name	NEOS Enhanced Income 20+ Year Treasury Bond ETF
Trading Symbol	TLTI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Enhanced Income 20+ Year Treasury Bond ETF (the “Fund” or “TLTI”) for the period of June 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/tlti/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/tlti/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$35	0.58%
[6],[7]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.58%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 4.68% compared to its benchmark index, the ICE US Treasury 20+ Year Bond Total Return Index, which returned 4.21%. The Fund outperformed the ICE US Treasury 20+ Year Bond Total Return Index, its reference index, for the Reporting Period. The outperfomance is attributed to the put options overlay, which generated additional monthly income for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	06/01/2025- 12/31/2025	1 Year	Since Inception (12/11/2024)
NEOS Enhanced Income 20+ Year Treasury Bond ETF NAV	4.68	4.52	-1.29
Bloomberg U.S. Aggregate Bond Index	4.74	7.30	5.16
ICE US Treasury 20+ Year Bond Total Return Index	4.21	4.29	-1.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/tlti/ for more recent performance information. Visit https://neosfunds.com/tlti/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 9,675,940
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 18,177
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,675,940
Number of Holdings	9
Net Advisory Fee	$18,177
Portfolio Turnover	0%
30-Day SEC Yield	4.34%
30-Day SEC Yield Unsubsidized	4.34%
Distribution Rate	6.33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
United States Treasury Bond	97.8%
First American Treasury Obligations Fund	0.5%
Northern US Government Money Market Fund	0.0%*
S&P 500 Index Purchased/Written Options	0.0%*
[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.

Updated Prospectus Web Address	https://neosfunds.com/tlti/
NEOS Enhanced Income Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income Aggregate Bond ETF
Class Name	NEOS Enhanced Income Aggregate Bond ETF
Trading Symbol	BNDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Enhanced Income Aggregate Bond ETF (the “Fund” or “BNDI”) for the period of June 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/bndi/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/bndi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Enhanced Income Aggregate Bond ETF	$33	0.55%
[9],[10]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.55%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 5.37% compared to its benchmark index, the  Bloomberg US  Aggregate Bond Index, which returned 4.74%. The Fund outperformed the Bloomberg US  Aggregate Bond Index, its benchmark index, during the Reporting Period. The outperformance is attributed to the put options overlay, which generated additional monthly income for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	Since Inception (08/30/2022)
NEOS Enhanced Income Aggregate Bond ETF NAV	5.37	7.95	4.12
Bloomberg US Aggregate Bond Index	4.74	7.30	3.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/bndi/ for more recent performance information. Visit https://neosfunds.com/bndi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 131,617,971
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 340,670
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$131,617,971
Number of Holdings	10
Net Advisory Fee	$340,670
Portfolio Turnover	0%
30-Day SEC Yield	3.36%
30-Day SEC Yield Unsubsidized	3.32%
Distribution Rate	5.73%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
iShares Core U.S. Aggregate Bond ETF	49.7%
Vanguard Total Bond Market ETF	49.6%
First American Treasury Obligations Fund	0.7%
Northern U.S. Government Select Money Market Fund	0.1%
S&P 500 Index Purchased/Written Options	0.0%*
[11]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.

Updated Prospectus Web Address	https://neosfunds.com/bndi/
NEOS Enhanced Income Credit Select ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income Credit Select ETF
Class Name	NEOS Enhanced Income Credit Select ETF
Trading Symbol	HYBI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Enhanced Income Credit Select ETF (the “Fund” or “HYBI”) for the period of June 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/hybi/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/hybi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Enhanced Income Credit Select ETF	$37	0.61%
[12],[13]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.61%	[13]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31,2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 5.86% compared to its benchmark index, the Bloomberg U.S. Corporate High Yield Index, which returned 5.79%. The Fund outperformed the Bloomberg U.S. Corporate High Yield Index, its reference index, for the Reporting Period. The outperformance is attributed to the put options overlay, which generated additional monthly income for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	5 Year	10 Year
NEOS Enhanced Income Credit Select ETF NAV	5.86	6.84	3.53	4.90
Bloomberg U.S. Aggregate Bond Index	4.74	7.30	-0.36	2.01
Bloomberg U.S. Corporate High Yield Index	5.79	8.62	4.51	6.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/hybi/ for more recent performance information. Visit https://neosfunds.com/hybi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 196,763,091
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 557,968
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$196,763,091
Number of Holdings	11
Net Advisory Fee	$557,968
Portfolio Turnover	82%
30-Day SEC Yield	6.02%
30-Day SEC Yield Unsubsidized	5.99%
Distribution Rate	8.39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
iShares Broad USD High Yield Corporate Bond ETF	31.9%
Xtrackers USD High Yield Corporate Bond ETF	31.6%
State Street SPDR Portfolio High Yield Bond ETF	31.0%
First American Treasury Obligations Fund	5.3%
Northern US Government Money Market Fund	0.2%
S&P 500 Index Purchased/Written Options	0.0%*
[14]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.

Updated Prospectus Web Address	https://neosfunds.com/hybi/
NEOS Ethereum High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Ethereum High Income ETF
Class Name	NEOS Ethereum High Income ETF
Trading Symbol	NEHI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Ethereum High Income ETF (the “Fund” or “NEHI”) for the period of December 3, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/nehi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/nehi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Ethereum High Income ETF	$8	0.98%
[15],[16]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.98%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period December 3, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 0.74% compared to its benchmark index, the CME CF ETH-USD Reference Rate 4PM NY, which returned -0.94%. The Fund outperformed the  CME CF ETH-USD Reference Rate 4PM NY, its reference index, during the Reporting Period. This  outperfomance is attributed to the active laddered call strategy which added income to the Fund during the ethereum sell-off.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (12/03/2025)
NEOS Ethereum High Income ETF NAV	0.74
S&P 500® Total Return Index	0.34
CME CF ETH-USD Reference Rate 4PM NY	-0.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/nehi/ for more recent performance information. Visit https://neosfunds.com/nehi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com  under the Fund’s 19a-1 Notices.

Net Assets	$ 12,725,612
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 4,363
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$12,725,612
Number of Holdings	8
Net Advisory Fee	$4,363
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Distribution Rate	34.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
United States Treasury Bill	60.1%
iShares Ethereum Trust ETF	24.4%
First American Treasury Obligations Fund	2.7%
Northern U.S. Government Select Money Market Fund	0.0%*
iShares Ethereum Trust ETF Purchased/Written Options	-3.0%
[17]
Updated Prospectus Web Address	https://neosfunds.com/nehi/
NEOS Gold High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Gold High Income ETF
Class Name	NEOS Gold High Income ETF
Trading Symbol	IAUI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Gold High Income ETF (the “Fund” or “IAUI”) for the period of June 5, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/iaui/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/iaui/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Gold High Income ETF	$49	0.78%
[18],[19]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.78%	[19]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 5, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 20.15% compared to its benchmark index, the S&P 500® Total Return Index, which returned 15.46%. The Fund outperformed the S&P 500® Total Return Index, its benchmark index, primarily due to the change in the value of Gold exceeding the return of the S&P 500® Total Return Index during the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (06/05/2025)
NEOS Gold High Income ETF NAV	20.15
S&P 500® Total Return Index	15.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/iaui/ for more recent performance information. Visit https://neosfunds.com/iaui/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 276,323,074
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 485,874
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$276,323,074
Number of Holdings	8
Net Advisory Fee	$485,874
Portfolio Turnover	0%
30-Day SEC Yield	1.81%
30-Day SEC Yield Unsubsidized	1.81%
Distribution Rate	11.81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
United States Treasury Bill	67.9%
Goldman Sachs Physical Gold ETF	24.1%
First American Treasury Obligations Fund	0.8%
SPDR Gold Shares Purchased/Written Options	0.1%
Northern U.S. Government Select Money Market Fund	0.0%*
[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.

Updated Prospectus Web Address	https://neosfunds.com/iaui/
NEOS Long/Short Equity Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Long/Short Equity Income ETF
Class Name	NEOS Long/Short Equity Income ETF
Trading Symbol	NLSI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Long/Short Equity Income ETF (the “Fund” or “NLSI”) for the period of December 10, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/nlsi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/nlsi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Long/Short Equity Income ETF	$33	5.59%
[21],[22]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	5.59%	[22]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period December 10, 2025 through December 31, 2025 (the “reporting period”), the Fund’s net asset value (“NAV”) return was 2.75% compared to its benchmark index, the S&P 500® Total Return Index, which returned 0.14%. The outperformance was related to stock selection and the put options overlay strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (12/10/2025)
NEOS Long/Short Equity Income ETF NAV	2.75
S&P 500® Total Return Index	0.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/nlsi/ for more recent performance information. Visit https://neosfunds.com/nlsi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 56,255,160,000
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 1,708
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,625,516
Number of Holdings	68
Net Advisory Fee	$1,708
Portfolio Turnover	19%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Distribution Rate	5.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Long Security Issuers
United States Treasury Bill	16.4%
Micron Technology, Inc.	4.4%
Newmont Corp.	4.2%
Airbnb, Inc.	4.2%
Centene Corp.	4.1%
Regeneron Pharmaceuticals, Inc.	4.1%
General Motors Co.	4.1%
Equity Residential	3.9%
Capital One Financial Corp.	4.0%
Invitation Homes, Inc.	3.9%

Top 10 Short Security Issuers
Molina Healthcare, Inc.	-1.9%
Royal Caribbean Cruises Ltd.	-1.9%
Southwest Airlines Co.	-1.9%
Philip Morris International, Inc.	-1.9%
Marriott International, Inc.	-1.8%
Franklin Resources, Inc.	-1.8%
JPMorgan Chase & Co.	-1.8%
First Solar, Inc.	-1.8%
CoStar Group, Inc.	-1.7%
Equinix, Inc.	-1.7%

Updated Prospectus Web Address	https://neosfunds.com/nlsi/
NEOS MLP & Energy Infrastructure High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS MLP & Energy Infrastructure High Income ETF
Class Name	NEOS MLP & Energy Infrastructure High Income ETF
Trading Symbol	MLPI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS MLP & Energy Infrastructure High Income ETF (the “Fund” or “MLPI”) for the period of December 18, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/mlpi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/mlpi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS MLP & Energy Infrastructure High Income ETF	$2	0.68%
[23],[24]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.68%	[24]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period December 18, 2025 through December 31, 2025 (the “reporting period”), the Fund’s net asset value (“NAV”) return was 1.28% compared to its benchmark index, the MerQube North America MLP & Energy Infrastructure Index, which returned 1.44%. The Fund’s underperformance compared to the MerQube North America MLP & Energy Infrastructure Index, its benchmark index, during the Reporting Period is attributable to the active  laddered call strategy utilizing AMLP call options which prevented the underlying equities to participate with more of the upside when the market moves higher.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
CUMULATIVE TOTAL RETURN (%)

Since Inception (12/18/2025)
NEOS MLP & Energy Infrastructure High Income ETF NAV	1.28
S&P 500® Total Return Index	1.88
MerQube North America MLP & Energy Infrastructure Index	1.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/mlpi/ for more recent performance information. Visit https://neosfunds.com/mlpi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com  under the Fund’s 19a-1 Notices.

Net Assets	$ 33,991,699
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 1,297
Investment Company Portfolio Turnover	0.00%	[25]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$33,991,699
Number of Holdings	28
Net Advisory Fee	$1,297
Portfolio Turnover	0%*
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Distribution Rate	15.66%
[25]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
Williams Cos., Inc.	9.8%
Enbridge, Inc.	9.7%
TC Energy Corp.	7.5%
Kinder Morgan, Inc.	6.8%
ONEOK, Inc.	5.7%
Cheniere Energy, Inc.	5.0%
Targa Resources Corp.	4.7%
Energy Transfer LP	4.4%
Pembina Pipeline Corp.	4.4%
Enterprise Products Partners LP	4.4%

Updated Prospectus Web Address	https://neosfunds.com/mlpi/
NEOS MSCI EAFE High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS MSCI EAFE High Income ETF
Class Name	NEOS MSCI EAFE High Income ETF
Trading Symbol	NIHI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS MSCI EAFE High Income ETF (the “Fund” or “NIHI”) for the period of September 17, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/nihi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/nihi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS MSCI EAFE High Income ETF	$18	0.61%
[26],[27]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.61%	[27]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period September 17, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 4.84% compared to its benchmark index, the MSCI EAFE  IMI USD Net Index, which returned 4.51%. The Fund outperformed the MSCI EAFE  IMI USD Net Index, its benchmark index, during the Reporting Period. The  outperformance is attributed to the active laddered call strategy which added premium to the Fund, which generated additional monthly income for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (09/17/2025)
NEOS MSCI EAFE High Income ETF NAV	4.84
MSCI EAFE IMI USD Net Index	4.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/nihi/ for more recent performance information. Visit https://neosfunds.com/nihi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com  under the Fund’s 19a-1 Notices.

Net Assets	$ 45,055,887
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 32,934
Investment Company Portfolio Turnover	0.00%	[28]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$45,055,887
Number of Holdings	4
Net Advisory Fee	$32,934
Portfolio Turnover	0%*
30-Day SEC Yield	2.75%
30-Day SEC Yield Unsubsidized	2.68%
Distribution Rate	10.36%
[28]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
iShares Core MSCI EAFE ETF	100.0%
First American Treasury Obligations Fund	0.9%
MSCI EAFE Index Written Options	-0.6%

Updated Prospectus Web Address	https://neosfunds.com/nihi/
NEOS Nasdaq-100® Hedged Equity Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Nasdaq-100® Hedged Equity Income ETF
Class Name	NEOS Nasdaq-100® Hedged Equity Income ETF
Trading Symbol	QQQH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund” or “QQQH”) for the period of June 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/qqqh/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/qqqh/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Nasdaq-100® Hedged Equity Income ETF	$42	0.68%
[29],[30]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.68%	[30]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 12.03% compared to its benchmark index, the NASDAQ 100® Total Return Index, which returned 18.79%. The Fund’s underperformance during the Reporting Period compared to the NASDAQ 100® Total Return Index, its reference index, is attributable to the active put spread collar strategy which was able to provide a measure of downside protection during the market downturns, but not able to fully participate in the market rallies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	5 Year	Since Inception (12/20/2019)
NEOS Nasdaq-100® Hedged Equity Income ETF NAV	12.03	13.84	8.10	9.91
NASDAQ Composite Total Return Index	22.04	21.14	13.35	18.18
NASDAQ 100® Total Return Index	18.79	21.02	15.30	20.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/qqqh/ for more recent performance information. Visit https://neosfunds.com/qqqh/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 351,813,787
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 1,345,146
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$351,813,787
Number of Holdings	106
Net Advisory Fee	$1,345,146
Portfolio Turnover	6%
30-Day SEC Yield	0.02%
30-Day SEC Yield Unsubsidized	0.02%
Distribution Rate	9.18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
NVIDIA Corp.	9.5%
Apple, Inc.	8.5%
Microsoft Corp.	7.6%
Alphabet, Inc.	7.4%
Amazon.com, Inc.	5.2%
Tesla, Inc.	4.0%
Meta Platforms, Inc.	3.9%
Broadcom, Inc.	3.3%
Palantir Technologies, Inc.	2.2%
Netflix, Inc.	2.1%
Sector Breakdown

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.

Updated Prospectus Web Address	https://neosfunds.com/qqqh/
NEOS Nasdaq-100® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Nasdaq-100® High Income ETF
Class Name	NEOS Nasdaq-100® High Income ETF
Trading Symbol	QQQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Nasdaq-100® High Income ETF (the “Fund” or “QQQI”) for the period of June 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/qqqi/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/qqqi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Nasdaq-100® High Income ETF	$43	0.68%
[31],[32]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.68%	[32]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 16.27% compared to its benchmark index, the NASDAQ 100® Total Return Index, which returned 18.79%. The Fund’s underperformance compared to the NASDAQ 100® Total Return Index, its reference index, during the Reporting Period is attributable to the active laddered call strategy utilizing NASDAQ 100® Index options which prevented the underlying equities to participate with more of the upside when the market moves higher.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	Since Inception (01/30/2024)
NEOS Nasdaq-100® High Income ETF NAV	16.27	18.66	19.85
NASDAQ Composite Total Return Index	22.04	21.14	23.79
NASDAQ 100® Total Return Index	18.79	21.02	21.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/qqqi/ for more recent performance information. Visit https://neosfunds.com/qqqi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 7,437,736,448
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 18,477,748
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$7,437,736,448
Number of Holdings	104
Net Advisory Fee	$18,477,748
Portfolio Turnover	8%
30-Day SEC Yield	0.02%
30-Day SEC Yield Unsubsidized	0.02%
Distribution Rate	14.17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
NVIDIA Corp.	9.5%
Apple, Inc.	8.5%
Microsoft Corp.	7.6%
Alphabet, Inc.	7.5%
Amazon.com, Inc.	5.2%
Tesla, Inc.	4.0%
Meta Platforms, Inc.	3.9%
Broadcom, Inc.	3.3%
Palantir Technologies, Inc.	2.2%
Netflix, Inc.	2.1%
Sector Breakdown

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.

Updated Prospectus Web Address	https://neosfunds.com/qqqi/
NEOS Real Estate High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Real Estate High Income ETF
Class Name	NEOS Real Estate High Income ETF
Trading Symbol	IYRI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Real Estate High Income ETF (the “Fund” or “IYRI”) for the period of June 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/iyri/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/iyri/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Real Estate High Income ETF	$41	0.68%
[33],[34]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.68%	[34]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 4.00% compared to its benchmark index, the Dow Jones U.S. Real Estate Capped Index (USD) TR, which returned 1.59%. The Fund outperformed the Dow Jones  U.S. Real Estate Capped Index (USD) TR, its reference index, during the Reporting Period. The  outperformance is attributed to the active ladder call strategy, which generated additional monthly income for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
CUMULATIVE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	Since Inception (01/15/2025)
NEOS Real Estate High Income ETF NAV	4.00	8.85
S&P 500® Total Return Index	16.64	18.61
Dow Jones U.S. Real Estate Capped Index (USD) TR	1.59	5.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/iyri/ for more recent performance information. Visit https://neosfunds.com/iyri/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 176,862,061
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 438,133
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$176,862,061
Number of Holdings	65
Net Advisory Fee	$438,133
Portfolio Turnover	1%
30-Day SEC Yield	3.19%
30-Day SEC Yield Unsubsidized	3.19%
Distribution Rate	11.32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
Welltower, Inc.	9.5%
Prologis, Inc.	9.0%
American Tower Corp.	5.6%
Equinix, Inc.	4.5%
Simon Property Group, Inc.	4.4%
Realty Income Corp.	3.9%
Digital Realty Trust, Inc.	3.8%
CBRE Group, Inc.	3.7%
Public Storage	3.2%
Crown Castle, Inc.	3.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.

Updated Prospectus Web Address	https://neosfunds.com/iyri/
NEOS Russell 2000® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Russell 2000® High Income ETF
Class Name	NEOS Russell 2000® High Income ETF
Trading Symbol	IWMI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS Russell 2000® High Income ETF (the “Fund” or “IWMI”) for the period of June 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/iwmi/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/iwmi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Russell 2000® High Income ETF	$39	0.60%
[35],[36]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.60%	[36]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 20.07% compared to its benchmark index, the Russell 2000® Total Return Index, which returned 21.10%. The Fund’s underperformance compared to the Russell 2000® Total Return Index, its reference index, during the Reporting Period is attributable to the active  laddered call strategy utilizing Russell 2000® Index options which prevented the underlying equities to participate with more of the upside when the market moves higher.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	Since Inception (06/25/2024)
NEOS Russell 2000® High Income ETF NAV	20.07	15.20	14.29
S&P 500® Total Return Index	16.64	17.88	17.71
Russell 2000® Total Return Index	21.10	12.81	15.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/iwmi/ for more recent performance information. Visit https://neosfunds.com/iwmi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 451,009,752
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,037,805
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$451,009,752
Number of Holdings	4
Net Advisory Fee	$1,037,805
Portfolio Turnover	0%
30-Day SEC Yield	0.63%
30-Day SEC Yield Unsubsidized	0.56%
Distribution Rate	14.20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
Vanguard Russell 2000 ETF	99.6%
First American Treasury Obligations Fund	0.6%
Russell 2000 Index Written Options	-0.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.

Updated Prospectus Web Address	https://neosfunds.com/iwmi/
NEOS S&P 500® Hedged Equity Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS S&P 500® Hedged Equity Income ETF
Class Name	NEOS S&P 500® Hedged Equity Income ETF
Trading Symbol	SPYH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS S&P 500® Hedged Equity Income ETF (the “Fund” or “SPYH”) for the period of June 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/spyh/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/spyh/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS S&P 500® Hedged Equity Income ETF	$42	0.68%
[37],[38]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.68%	[38]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 13.10% compared to its benchmark index, the S&P 500® Total Return Index, which returned 16.64%. The Fund’s underperformance during the Reporting Period compared to the S&P 500® Total Return Index, its benchmark index, is attributable to the active put spread collar strategy which was able to provide a measure of downside protection during the market downturns, but not able to fully participate in the market rallies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	Since Inception (04/03/2025)
NEOS S&P 500® Hedged Equity Income ETF NAV	13.10	16.66
S&P 500® Total Return Index	16.64	21.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/spyh/ for more recent performance information. Visit https://neosfunds.com/spyh/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com  under the Fund’s 19a-1 Notices.

Net Assets	$ 18,174,502
Holdings Count | $ / shares	488
Advisory Fees Paid, Amount	$ 38,617
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$18,174,502
Number of Holdings	488
Net Advisory Fee	$38,617
Portfolio Turnover	1%
30-Day SEC Yield	0.54%
30-Day SEC Yield Unsubsidized	0.54%
Distribution Rate	7.67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%
Sector Breakdown

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.

Updated Prospectus Web Address	https://neosfunds.com/spyh/
NEOS S&P 500® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS S&P 500® High Income ETF
Class Name	NEOS S&P 500® High Income ETF
Trading Symbol	SPYI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NEOS S&P 500® High Income ETF (the “Fund” or “SPYI”) for the period of June 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/spyi/. You can also request this information by contacting us at (866)-498-5677.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/spyi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS S&P 500® High Income ETF	$43	0.68%
[39],[40]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.68%	[40]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 1, 2025 through December 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 14.75% compared to its benchmark index, the S&P 500® Total Return Index, which returned 16.64%. The Fund’s underperformance compared to the S&P 500® Total Return Index, its benchmark index, during the Reporting Period is attributable to the active laddered call strategy utilizing S&P 500® Index options which prevented the underlying equities to participate with more of the upside when the market moves higher.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	6/01/2025- 12/31/2025	1 Year	Since Inception (08/30/2022)
NEOS S&P 500® High Income ETF NAV	14.75	16.66	14.72
S&P 500® Total Return Index	16.64	17.88	18.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://neosfunds.com/spyi/ for more recent performance information. Visit https://neosfunds.com/spyi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 6,899,340,170
Holdings Count | $ / shares	509
Advisory Fees Paid, Amount	$ 20,775,981
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$6,899,340,170
Number of Holdings	509
Net Advisory Fee	$20,775,981
Portfolio Turnover	1%
30-Day SEC Yield	0.54%
30-Day SEC Yield Unsubsidized	0.54%
Distribution Rate	11.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers
NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%
Sector Breakdown

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Changes to the Fund’s Fiscal Year:
On September 9, 2025, the Board of Trustees approved a change in fiscal year end for the Fund to December 31 from May 31. As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31.

Updated Prospectus Web Address	https://neosfunds.com/spyi/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[3]
**	Annualized

[4]
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[5]
*	Represents less than 0.05%.

[6]
**	Annualized

[7]
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[8]
*	Represents less than 0.05%.

[9]
**	Annualized

[10]
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[11]
*	Represents less than 0.05%.

[12]
**	Annualized

[13]
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[14]
*	Represents less than 0.05%.

[15]
**	Annualized

[16]
*	Amount shown reflects the expenses of the Fund from December 3, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[17]
*	Represents less than 0.05%.

[18]
**	Annualized

[19]
*	Amount shown reflects the expenses of the Fund from June 5, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[20]
*	Represents less than 0.05%.

[21]
**	Annualized

[22]
*	Amount shown reflects the expenses of the Fund from December 10, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[23]
**	Annualized

[24]
*	Amount shown reflects the expenses of the Fund from December 18, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[25]
*	Represents less than 0.05%.

[26]
**	Annualized

[27]
*	Amount shown reflects the expenses of the Fund from September 17, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[28]
*	Represents less than 0.05%.

[29]
**	Annualized

[30]
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[31]
**	Annualized

[32]
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[33]
**	Annualized

[34]
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[35]
**	Annualized

[36]
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[37]
**	Annualized

[38]
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.

[39]
**	Annualized

[40]
*	Amount shown reflects the expenses of the Fund from June 1, 2025 through December 31, 2025. Expenses would be higher if the reporting period represented a full year.